SHORT-TERM INVESTMENTS	12 Months Ended
Feb. 28, 2018
Cash and Cash Equivalents [Abstract]
Short Term Investments [Text Block]
4.	SHORT-TERM INVESTMENTS

Short-term investments consisted of the following:

	As of	As of
	February 28,	February 28,
	2017	2018

Held-to-maturity investments (1)	$171,703,197	$718,541,370
Variable-rate financial instruments (2)	57,753,200	18,223,768
Trading securities (3)	-	50,625,616
	$229,456,397	$787,390,754

(1)
The Group purchased wealth management products from financial institutions in China and classified them as held-to-maturity investments as the Group has the positive intent and ability to hold the investments to maturity. The maturities of these financial products range from three months to twelve months. The Group estimated that their fair value approximate their amortized costs.

(2)
The Group purchased several investment products indexed to certain stock or stock markets with maturities less than one year. The Group accounted for them at fair value and recorded a loss of $1,246,800 and a gain of $50,570 resulting from changing in fair value for the years ended February 28, 2017 and February 28, 2018, respectively.

(3)	The Group accounted for its investment in trading securities at fair value and recorded a gain of $625,616 resulting from changing in fair value for the year ended February 28, 2018.